Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Expenses incurred in transactions with related party	$ 5,742	$ 6,486	$ 6,254
Research and development [Member]
Related Party Transaction [Line Items]
Expenses incurred in transactions with related party	18	3	178
General and administrative [Member]
Related Party Transaction [Line Items]
Expenses incurred in transactions with related party	906	1,548	1,351
Sales and marketing [Member]
Related Party Transaction [Line Items]
Expenses incurred in transactions with related party	$ 4,818	$ 4,935	$ 4,725